Issued capital and reserves - Share capital (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2018 € / shares shares	Dec. 31, 2017 € / shares shares
Issued capital and reserves
Ending balance (shares)				10,300,000	10,300,000
Ordinary shares issued				10,300,000	256,410
Par value per share | € / shares				€ 0.01	€ 0.01
Dividends paid by subsidiary to non-controlling interest | $	$ 10	$ 8

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements